Trade and other payables (Details - Accruals) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
As of January 1,	€ 6,000	€ 0
Additions	65,337	6,000
As of December 31,	€ 71,337	€ 6,000